Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 29,795
Increase (decrease) through financing cash flows	2,301
Increase (decrease) through effect of changes in foreign exchange rates	915
Increase (decrease) through other changes	(1,913)
Liabilities arising from financing activities ending balance	31,098
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	5,745
Increase (decrease) through financing cash flows	2,600
Increase (decrease) through effect of changes in foreign exchange rates	915
Increase (decrease) through other changes	(2,638)
Liabilities arising from financing activities ending balance	6,622
Convertible debt and accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	16,338
Increase (decrease) through financing cash flows	0
Increase (decrease) through effect of changes in foreign exchange rates	0
Increase (decrease) through other changes	725
Liabilities arising from financing activities ending balance	17,063
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	7,712
Increase (decrease) through financing cash flows	(299)
Increase (decrease) through effect of changes in foreign exchange rates	0
Increase (decrease) through other changes	0
Liabilities arising from financing activities ending balance	$ 7,413